Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (7,544,047)		$ (2,585,377)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability	5,975,238		475,641
Transaction costs incurred in connection with IPO			353
Unrealized gain on marketable securities held in Trust Account			(8,809)
Change in fair value of convertible note	280,400
Interest earned on marketable securities held in Trust Account	(38,926)		(99,990)
Changes in operating assets and liabilities
Prepaid expenses and other current assets	21,527		(128,541)
Accrued expenses			2,041,838
Accounts payable and accrued expenses	(60,377)
Net cash used in operating activities	(1,366,185)		(304,885)
Cash flows from investing activities
Cash withdrawn from Trust Account to pay franchise and income taxes	134,663
Investment in Trust Account			(229,775,680)
Net cash provided by investing activities	134,663		(229,775,680)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid			225,180,170
Proceeds from sale of Private Placement Units			5,945,510
Advances from related party			75,000
Repayment of advances from related party			(75,000)
Proceeds from promissory note—related party	500,000		133,000
Repayment of promissory note – related party			(133,000)
Payment of offering costs			(495,720)
Proceeds from convertible promissory note - related party	200,000
Net cash provided by financing activities	700,000		230,629,960
Net Change in Cash	(531,522)		549,395
Cash – Beginning	549,395
Cash – Ending	17,873		549,395	$ 549,395
Initial classification of common stock subject to possible redemption			219,345,620
Change in value of Class A common stock subject to possible redemption	6,885,310
Change in value of common stock subject to possible redemption			3,544,750
Offering costs paid directly by Sponsor from proceeds from issuance of common stock			25,000
Issuance of Representative Shares			820
Forfeiture of Founder Shares			(1)
FF Intelligent Mobility Global Holdings Ltd [Member]
Cash flows from operating activities
Net loss	(128,300)	$ (55,797)		(147,085)	$ (142,195)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	2,047	2,104		3,517	5,188
Stock-based compensation	3,468	3,651		9,505	4,610
Gain on expiration of put option					(43,239)
Gain on cancellation of land use rights					(11,467)
Loss on disposal of asset held for sale					12,138
Change in fair value measurement of related party notes payable, notes payable, and warrant liabilities	35,912	(8,662)		8,948	15,183
Loss on disposal of property and equipment	647			10	4,843
Loss (gain) on foreign exchange				4,108	(11)
Loss on cancellation of lease		206			(11,467,000)
Gain on foreign exchange	(1,823)	(775)
Gain on forgiveness of accounts payable and deposits, net	(862)
Non-cash interest expense	37,938	32,286		66,020	50,807
Change in fair value measurement of The9 Conditional Obligation	1,735			(3,872)
Amortization of related party notes payable and notes payable issuance costs					834
Gain on extinguishment of related party notes payable, notes payable and vendor payables in trust, net				(2,107)
Loss on extinguishment of related party notes payable, notes payable, and vendor payables in trust, net	1,309	314		(2,107)
Transfer of accounts payable to vendor payables in trust		(134)
Gain on forgiveness of vendor payables in trust	(1,731)
Changes in operating assets and liabilities
Deposits and other current assets	733	(1,969)
Other current assets				(1,236)	9,143
Other non-current assets	312	(225)		(1,986)	(600)
Transfer of payables to vendor trust				(174)	(115,900)
Accounts payable	(15,206)	6,020		11,500	48,229
Accrued expenses and other current liabilities				11,974	(25,156)
Deferred rent				(287)	(2,202)
Deferred rent, accrued expenses, and other current liabilities	11,510	3,188
Net cash used in operating activities	(52,311)	(19,793)		(41,165)	(189,795)
Cash flows from investing activities
Proceeds from notes receivable		3,600
Proceeds from sale of land					16,900
Payments for equipment	(1,386)	(100)		(607)	(2,256)
Proceeds from cancellation of land use rights					15,902
Issuance of notes receivable					(4,260)
Proceeds from payments on notes receivable				3,600	620
Net cash provided by investing activities	(1,386)	3,500		2,993	26,906
Cash flows from financing activities
Contributions of capital from Redeemable Preferred Stockholder					1,383
Proceeds from related party notes payable	200	8,735		10,256	30,622
Proceeds from notes payable	111,740	9,468		40,895	55,272
Payments of related party notes payable	(1,528)			(1,969)	(1,500)
Payments of notes payable				(1,652)	(58,623)
Proceeds from the issuance of The9 Conditional Obligation					5,000
Transfer of payables to vendor trust				174	115,900
Payments of payables in vendor trust				(4,500)
Proceeds from failed sale-leaseback					29,000
Payments of capital lease obligations	(2,212)	(1,531)		(1,926)	(1,435)
Distribution to acquire noncontrolling interest					(8,602)
Proceeds from exercise of stock options	7,751	8		115	62
Payments of notes payable issuance costs	(3,355)	(123)		(4,562)	(4,462)
Payments of Class A-1 and A-2 Convertible Preferred Stock issuance costs	(1,071)
Transfer of accounts payable to vendor payables in trust		134
Net cash provided by financing activities	111,525	16,691		36,831	162,617
Effect of exchange rate changes on cash and restricted cash	(1,407)	143		(186)	(3,906)
Net Change in Cash	56,421	541		(1,527)	(4,178)
Cash – Beginning	1,827	3,354		3,354	7,532
Cash – Ending	58,248	3,895	1,827	1,827	3,354
Property and equipment recorded in accounts payable and accrued expenses				3,817	10,027
Forgiveness of related party debt					6,215
Extinguishment of noncontrolling interest					3,049
Purchase of common stock				11
Cash	1,124	2,221		2,221	5,664
Restricted cash	703	1,133		1,133	1,868
Total cash and restricted cash, beginning of period	1,827	3,354		3,354	7,532
Cash	52,527	3,241	1,124	1,124	2,221
Restricted cash	5,721	654	703	703	1,133
Total cash and restricted cash, end of period	58,248	3,895	$ 1,827	1,827	3,354
Supplemental disclosure of noncash investing and financing activities
Conversion of customer deposit to notes payable		11,635		11,635
Conversion of The9 Conditional Obligation to equity	2,863
Conversion of related party notes payable and related party accrued interest to Class A-1 and A-2 Convertible Preferred Stock	134,359
Acquisitions of property and equipment included in accounts payable and accrued liabilities	939
Supplemental disclosure of cash flow information
Cash paid for interest	$ 6,584	$ 14		$ 3,137	$ 3,670